SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Foreign currency translation
Year-end spot rate	7.2513	6.8972
Average rate	6.9283	6.4791